Fair Value of Financial Instruments (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Impairment of long-lived assets to be disposed of	$ 0	$ 0	$ 149	$ 0			$ 882
Change in net unrealized gain (loss) on investment instruments	$ 2,584	$ 1,031	$ 3,248	$ 1,172	$ (3,002)	$ 9,914